Business combinations (Details) € in Thousands, $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 CAD ($)	Dec. 17, 2020 CAD ($)
Net assets acquired
Restricted cash			$ 3
Inventories | €		€ 1,781
Other assets	$ 63		57
Current portion of lease obligation	(346)		(380)
Lease obligation	$ (503)		(789)
Marley Drug Inc [Member]
Net assets acquired
Cash and cash equivalents				$ 542
Restricted cash			$ 3	20
Accounts receivable				104
Inventories				215
Prepaid expenses				22
Property and equipment, including right of use asset				664
Pharmacy licenses				1,183
Customer lists				4,860
Brand name				495
Goodwill				2,991
Other assets				131
Accounts payable and accrued liabilities				(416)
Current portion of lease obligation				(98)
Lease obligation				(455)
Net assets acquired				10,258
Summary of purchase consideration
Net cash paid				6,407
Holdback payable				1,878
Contingent consideration				1,973
Purchase consideration				$ 10,258